S000058077 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
Royce Quant Small-Cap Quality Value ETF | Royce Quant Small-Cap Quality Value ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0